Stock-based compensation (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Summary of stock option activity
The following table summarizes stock option activity for employees and non-employees for the twelve months ended December 31, 2018:

	Shares	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value
Outstanding at December 31, 2017	2,580,491	$6.65	7.55	$803,600
Granted	1,517,544	2.74
Exercised	(97,310)	1.21
Forfeited	(859,543)	5.76
Expired	(820,201)	8.19
Outstanding at December 31, 2018	2,320,981	$4.10	7.61	$—
Exercisable at December 31, 2018	1,149,927	$5.53	6.07	$—
Vested or expected to vest at December 31, 2018	2,320,981	$4.10	7.53	$—

Schedule of fair value assumptions
The Company estimates the fair value of each stock option award on the grant date using the Black-Scholes option-pricing model based on the following assumptions regarding the fair value of the underlying Common Stock on each measurement date:

	Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2016
Expected volatility	81.56% to 82.41%	73.87% to 81.04%	71.01% to 74.20%
Risk-free interest rate	2.45% to 2.91%	1.83% to 2.40%	1.23% to 2.40%
Expected term	5.3 - 10 years	5.3 - 9.5 years	5.3 - 10 years
Expected dividend yield	0%	0%	0%

Summary of stock-based compensation expense
Total stock-based compensation expense recognized for employee and non-employee restricted common stock, and stock options granted to employees and non-employees is included in the Company's consolidated statements of operations and comprehensive loss as follows:

	Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2016
Research and development	$705,687	$1,545,737	$2,435,565
Selling, general and administrative	1,233,924	2,673,428	4,137,398
Total	$1,939,611	$4,219,165	$6,572,963